Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preference shares, par value	$ 0.00267	$ 0.00267
Preference shares, shares authorized	3,750,000	3,750,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	7,407,955	7,363,637
Common Stock, Shares, Outstanding	7,407,955	7,363,637